Tax Effects of Temporary Differences that Give Rise to Deferred Tax (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Current Assets USD ($)	Dec. 31, 2013 Current Assets CNY	Dec. 31, 2012 Current Assets CNY	Dec. 31, 2013 Noncurrent Assets USD ($)	Dec. 31, 2013 Noncurrent Assets CNY	Dec. 31, 2012 Noncurrent Assets CNY	Dec. 31, 2013 Current Liabilities USD ($)	Dec. 31, 2013 Current Liabilities CNY	Dec. 31, 2012 Current Liabilities CNY	Dec. 31, 2013 Noncurrent Liabilities USD ($)	Dec. 31, 2013 Noncurrent Liabilities CNY	Dec. 31, 2012 Noncurrent Liabilities CNY
Current deferred tax assets, net
Deferred revenue and advances from distributors	$ 16,972,770	102,748,056	143,477,509				$ 197,882	1,197,917
Accrued expenses	4,479,993	27,120,534	18,005,213
Allowance for doubtful accounts	785,419	4,754,691	619,697
Share-based compensation expense				2,739,360	16,583,266	5,704,336	1,585,698	9,599,340	10,060,155
Less: valuation allowance	(50,085)	(303,201)	(2,648,477)
Current deferred tax assets, net	24,927,457	150,903,346	165,158,278
Non-current deferred tax assets, net
Intangible assets amortization	3,340,121	20,220,088	17,542,090
Share-based compensation expense				2,739,360	16,583,266	5,704,336	1,585,698	9,599,340	10,060,155
Deferred revenue	16,972,770	102,748,056	143,477,509				197,882	1,197,917
Tax loss							2,657,682	16,088,812	17,121,210
Less: valuation allowance	(2,311,221)	(13,991,436)	(19,378,000)
Non-current deferred tax assets, net	5,470,162	33,114,721	25,345,455
Current deferred tax liabilities
Intangible assets amortization										2,060	12,472	12,723	564,441	3,416,956
Deferred revenue and income	362,397	2,193,845	2,500,000
Upfront fee amortization												5,833,333	197,882	1,197,917
Welfare payable	231,551	1,401,737	1,439,123
Withholding taxes										55,619,548	336,704,060	109,769,916	2,868,423	17,364,573	32,311,676
Current deferred tax liabilities	56,215,556	340,312,114	119,555,095
Non-current deferred tax liabilities
Land use right amortization										2,060	12,472	12,723	564,441	3,416,956
Withholding taxes										55,619,548	336,704,060	109,769,916	2,868,423	17,364,573	32,311,676
Upfront fee amortization												5,833,333	197,882	1,197,917
Non-current deferred tax liabilities	3,630,746	21,979,446	32,311,676
Net current deferred tax assets (liabilities)	(31,288,099)	(189,408,768)	45,603,183
Net non-current deferred tax assets (liabilities)	$ 1,839,416	11,135,275	(6,966,221)